Disclosure of deferred and restricted share units (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DSU [Member]
Statement [Line Items]
Number of units, beginning of period	175,446	106,408
Number of units, granted	88,600	67,602
Number of other equity instruments reinvested in share-based payment arrangement	2,396	1,436
Number of units, settled	0	0
Number of units, forfeited	0	0
Number of units, end of period	266,442	175,446
Number of units, vested	177,405	107,573
RSU [Member]
Statement [Line Items]
Number of units, beginning of period	595,076	440,166
Number of units, granted	231,300	211,300
Number of other equity instruments reinvested in share-based payment arrangement	7,260	5,674
Number of units, settled	(225,429)	0
Number of units, forfeited	(7,580)	(62,064)
Number of units, end of period	600,627	595,076
Number of units, vested	0	0